RETIREMENT PLANS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percent (in hundredths)	25.00%	25.00%	25.00%
Defined contribution plan, cost recognized	$ 9.2	$ 7.2	$ 6.5
Additional matching contributions	$ 3.7	2.9	$ 2.6
Maximum annual contribution per employee (in hundredths)	6.00%
Number of years of service with the Company	20 years
Number of years of service with the Company as on officer	10 years
Other Liabilities
Defined Benefit Plan Disclosure [Line Items]
Liabilities related to Plan	$ 13.1	$ 11.8